Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 872,225,660.25
Previously Paid Amount	0.00
Total Fee Amount	120,454.40
Total Offset Amount	0.00
Net Fee	120,454.40
Narrative - Max Aggregate Offering Price	$ 872,225,660.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true